Summary of Property and Equipment, Net of Accumulated Depreciation (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 31,490	$ 37,658
Less: Accumulated depreciation	(724)	(13,775)
Construction in progress
Total property and equipment, net	30,766	23,883
Land [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	365	365
Land, Buildings and Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment
Construction Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	28,158	33,144
Transportation Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	1,430	2,330
Computer And Information Technology Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	78
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	4	29
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	44	255
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment	$ 1,411	$ 1,535